Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0001089063
Registrant Name	DICK'S Sporting Goods, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A